Business development (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Corporate Restructure	The following corporate structure resulted from the transaction:

Ownership interest
ITAÚ UNIBANCO HOLDING	33.58%
CORP GROUP	33.13%
Other non-controlling stockholders	33.29%

Summary of Main Assets Acquired and Liabilities Assumed

The table below summarizes the main assets acquired and liabilities assumed on the acquisition date:

CORPBANCA

Assets	4/1/2016
Cash and deposits on demand	5,869
Interbank deposits	3,712
Securities purchased under agreements to resell	186
Financial assets held for trading	5,684
Derivatives	6,628
Available-for-sale financial assets	7,164
Held-to-maturity financial assets	236
Loan operations and lease operations portfolio, net	75,222
Other financial assets	3,018
Goodwill	888
Fixed assets, net	494
Intangible assets, net	2,603
Tax assets	1,413
Assets held for sale	2
Other assets	1,257

Total assets	114,376

Liabilities and stockholders’ equity	4/1/2016
Deposits	68,387
Securities sold under repurchase agreements	4,052
Derivatives	5,749
Interbank market debt	6,429
Institucional market debt	17,025
Other financial liabilities	1,583
Provisions	140
Tax liabilities	1,341
Other liabilities	2,619

Total liabilities	107,325

Plan net assets	7,051

Non-controlling interests	1,515

Net assets assumed	5,536

Adjustment to fair value of net assets assumed	(1,946)

Net assets assumed at fair value	3,590

Recovery Do Brasil Consultoria [member]
Summary of Reconciliation of Changes in Goodwill

The difference between the amount paid and the net assets at fair value has given rise to the recognition of goodwill from expected future profitability.

Purchase price	735
(-) Fair value of assets and liabilities identified	(74)
(-) Intangible assets to be amortized	(20)

(=) Goodwill	641

Maxi Pago Servicos De Internet Sa [Member]
Summary of Reconciliation of Changes in Goodwill

The difference between the amount paid and net assets at fair value in the recognition of goodwill due to expected future profitability.

Purchase price	15
(-) Fair value of identified assets and liabilities	(4)

(=) Goodwill	11